Taxes - Schedule of Reconciles Income Tax Expense by Statutory Rate to the Company’s Actual Income Tax Expense (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciles Income Tax Expense by Statutory Rate to the Company’s Actual Income Tax Expense [Abstract]
Income tax benefit computed based on PRC statutory income tax rate		$ (3,153,351)	$ (2,078,144)	$ (1,631,581)
Effect of favorable income tax rate in certain entity in PRC		(10,230)
Non-PRC entities not subject to PRC tax	[1]	2,675,379	1,768,565	1,596,505
Research & Development (“R&D”) tax credit	[2]	(84,079)
Non-deductible expenses - permanent difference	[2]	28,915	1,393	243
Change in valuation allowance		543,366	308,186	34,833
Effective tax (benefit) expense

[1]	Represents the tax losses incurred from operations outside of China.
[2]	Represents expenses incurred by the Company that were not deductible for PRC income tax.